SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 10  -  SHAREHOLDERS’ EQUITY

A.Rights of Shares:

Holders of ordinary shares are entitled to participate equally in the payment of cash dividends and bonus shares (stock dividends) and, in the event of the liquidation of the Company, in the distribution of assets after satisfaction of liabilities to creditors. Each ordinary share is entitled to one vote on all matters to be voted on by shareholders.

B.Share Repurchase:

On November 1, 2018, the Company announced $25,000 share repurchase program. In this framework, through December 31, 2020, the Company repurchased 556,603 ordinary shares for an aggregate amount of $14,509.

On October 11, 2020, as part of the authorization of the Senior Convertible Notes Offering (see note 16), the Company’s board of directors approved and authorized a share repurchase for an aggregate amount of up to $20,000. In this framework, on October 13, 2020, the Company repurchased 170,910 ordinary shares for an aggregate amount of $10,000.

All treasury shares have been canceled as of the end of each respective year.

C.Equity Based Incentive Plans:

The Company’s Board of directors approves, from time to time, equity-based incentive plans, the last of which was approved in August 2017. Equity-based incentive plans include stock options, restricted share units and restricted stock awards to employees, officers and directors.

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NOVA MEASURING INSTRUMENTS LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars in thousands, except share and per share data)

NOTE 10  -  SHAREHOLDERS’ EQUITY (Cont.)

Share-based compensation

The following table summarizes the effects of share-based compensation resulting from the application of ASC 718 included in the Statements of Operations as follows:

	Year ended December 31,
	2 0 2 0	2 0 1 9	2 0 1 8
Cost of Revenues:
Product	927	534	515
Service	437	469	414
Research and Development	2,556	2,206	1,710
Sales and Marketing	1,531	1,121	1,026
General and Administrative	1,498	762	661
Total	$6,949	$5,092	$4,326

As of December 31, 2020, there was $1,151 of total unrecognized compensation cost related to non-vested employee options and $12,061 of total unrecognized compensation cost related to non-vested employee RSUs. These costs are generally expected to be recognized over a period of four years.

Shares Options

Share options vest over four years and their contractual term may not exceed 10 years. The exercise price is the market price at the date of each grant.

The weighted average fair value (in dollars) of the options granted during 2020, 2019 and 2018, according to Black-Scholes option-pricing model, amounted to $15.46, $8.18 and $8.37 per option, respectively.

Summary of the status of the Company’s share option plans as of December 31, 2020, as well as changes during the year then ended, is presented below:

	2 0 2 0
	Share Options	Weighted Average Exercise Price
Outstanding - beginning of year	1,219,909	19.57
Granted	38,001	47.33
Exercised	(302,730)	15.19
Expired and forfeited	(157,901)	20.88
Outstanding - year end	797,279	22.29

Options exercisable at year end	462,094	17.74

The aggregate intrinsic value represents the total intrinsic value (the difference between the Company's closing share market price on the last trading day of the fiscal year and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on the last trading day of the fiscal year. This amount changes based on the fair market value of the Company's shares.

The total intrinsic value of options outstanding as of December 31, 2020 and 2019 was $38,514 and $22,279, respectively. The total intrinsic value of options exercisable as of December 31, 2020 and 2019 was $24,428 and $14,867, respectively. The total intrinsic value of options exercised during the years 2020, 2019 and 2018 was $10,463, $4,570 and $2,170 respectively.

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NOVA MEASURING INSTRUMENTS LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars in thousands, except share and per share data)

NOTE 10  -  SHAREHOLDERS’ EQUITY (Cont.)

The following table summarizes information about share options outstanding as of December 31, 2020:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
(US dollars)		(in years)	(US dollars)		(US dollars)
10.08-20.00	272,552	1.94	11.49	271,718	11.48
20.01-35.00	486,726	4.55	26.39	190,376	26.66
35.01-50.00	32,270	6.43	45.92	-	-
50.01-60.91	5,731	6.65	55.23	-	-
	797,279		22.29	462,094	17.74

Restricted Share Units

Restricted Share Units (“RSU”) grants are rights to receive shares of the Company's common stock on a one-for-one basis and vest 25% on each of the first, second, third and fourth anniversaries of the grant date and are not entitled to dividends or voting rights, if any, until they are vested. The fair value of such RSU grants is being recognized based on the accelerated method over the vesting period. Performance based RSU grants vest over a period of 3 years and are subject to certain performance criteria; accordingly, compensation expense is recognized for such awards when it becomes probable that the related performance condition will be satisfied.

	Number of RSUs	Weighted average grant date fair value (USD)

Unvested at January 1, 2020	387,218	26.91
Granted	214,687	52.47
Vested	(119,281)	24.73
Canceled	(14,063)	28.38
Unvested at December 31, 2020	468,561	39.14

The total intrinsic value of RSUs vested during the years 2020, 2019 and 2018 was $6,344, $3,513 and $1,048, respectively.